Accounts Receivable, net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Trade receivable	$ 198	$ 100
Other receivables	805	86
Grant receivable	0	5,011
Contract assets	1,084	1,499
Sales tax receivable	1,343	963
Deferred transaction costs	0	1,818
Total	$ 3,430	$ 9,477